Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (8,665)	$ (6,357)	$ (21,754)	$ (13,061)	$ (17,585)	$ (7,497)	$ (49,763)
Other comprehensive loss, net of tax
Unrealized gain on marketable securities							1,211
Gain on sale of marketable securities reclassified into earnings						(1,295)
Other comprehensive loss, net of tax
Comprehensive loss	$ (8,665)	$ (6,357)	$ (21,754)	$ (13,061)	$ (17,585)	$ (8,792)	$ (48,552)